Consolidated Balance Sheets Detail - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Mar. 01, 2014	Nov. 04, 2013
Long-Lived Assets to be Abandoned [Line Items]
Abandonment and impairment of long lived asset, Costs	$ 592	$ 49
Abandonment and impairment of long lived assets, Accumulated amortization	456	15
Abandonment and impairment of long lived assets	$ 136	34	$ 2,748
Debt Instrument, Face Amount			$ 1,250	$ 1,000
Asset Impairment Charges		2,700
Property, Plant and Equipment [Member]
Long-Lived Assets to be Abandoned [Line Items]
Asset Impairment Charges		852
Finite-Lived Intangible Assets [Member]
Long-Lived Assets to be Abandoned [Line Items]
Asset Impairment Charges		$ 1,900